Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Summary of inventories and their provisions

Inventories
In millions of €	2025	2024
Raw materials and consumables	213	242
Finished goods and goods for resale	702	726
Total inventories	915	968
Provision for inventories	(42)	(48)
Net Inventories	873	920

Provision for inventories
In millions of €	2025	2024
1 January	48	56
Charge to income statement	6	16
Reduction / releases	(8)	(23)
Currency retranslation	(4)	(1)
31 December	42	48